LONG-TERM LOANS FROM BANKS (Credit Line) (Narrative) (Details) - Jazz [Member] - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 29, 2016	Dec. 31, 2016	Dec. 31, 2015
Line of Credit Facility [Line Items]
Term		5 years
Maximum borrowing amount		$ 70,000
Borrowing capacity		62,000
Letters of credit outstanding amount		$ 1,000
Outstanding principal			$ 19,000
Maturity date		Dec. 31, 2018
Minimum [Member] | Prime Rate [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate	0.25%
Minimum [Member] | LIBOR [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate	1.50%
Maximum [Member] | Prime Rate [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate	0.75%
Maximum [Member] | LIBOR [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate	2.00%